Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
Related Party Transactions

11.	RELATED PARTY TRANSACTIONS

Related parties’ relationships as follows:

Mr. Peng Qiu	Director, CEO and Majority Shareholder of the Company
Ms. Min Huang	Mr. Peng Qiu’s spouse
Mr. Yi Sheng Qiu	Mr. Peng Qiu’s father
Wan An Fu Zhi Yuan Cha Ye Ltd. Co.	Mr. Peng Qiu, CEO of the Company as shareholder and officer.
WanAn MingChaYuan Chaye Zhongzhi Cooperative

Amounts due from related parties as of September 30, 2017 and December 31, 2016:

	2017	2016
WanAn MingChaYuan Chaye Zhongzhi Cooperative	$787,437	$-
	$787,437	$-

The outstanding receivables from WanAn MingChaYuan Chaye Zhongzhi Cooperative comprised of bank loan proceeds received in trust on behalf of the Company as required by the bank. These amounts are due on demand and are non-interest bearing.

Amounts due to related parties as of September 30, 2017 and December 31, 2016:

	2017	2016
Mr. Peng Qiu	$4,952,532	$3,484,730
Mr. Yi Sheng Qiu	542,063	519,988
	$5,494,595	$4,004,718

The outstanding payables due to Peng Qiu and Mr. Yi Sheng Qiu comprised of working capital advances and borrowings. These amounts are due on demand and are non-interest bearing.

Advances and prepayments to suppliers as of September 30, 2017 and December 31, 2016:

	2017	2016
Wan An Fu Zhi Yuan Cha Ye Ltd. Co.	$9,317	$8,938

The advances and prepayments to suppliers account includes an outstanding balance paid to Wan An Fu Zhi Yuan Cha Ye Ltd. Co. for the purchase of tea leaves, a primary raw material, in the normal course of business. These amounts are due on demand and are non-interest bearing. The advances and prepayments to suppliers account balance is reduced when the Company takes physical delivery of the inventory.

Accounts Payables as of September 30, 2017 and December 31, 2016:

	2017	2016
Wan An Huan Sheng Biomass Energy Ltd. Co.	$178,138	$73,377

The accounts payables to related party includes an outstanding balance payable to Wan An Huan Sheng Biomass Energy Ltd. Co. for purchases of raw materials in the normal course of business.

11.	RELATED PARTY TRANSACTIONS

Related parties’ relationships as follows:

Peng Qiu	Director, CEO and Majority Shareholder of the Company
Min Huang	Mr. Peng Qiu’s spouse
Yi Sheng Qiu	Mr. Peng Qiu’s father
Wan An Fu Zhi Yuan Cha Ye Ltd. Co.	Mr. Peng Qiu, CEO of the Company as shareholder and officer.

Amounts due from related parties

	2016	2015
Min Huang	-	422,659
	$-	$422,659

The outstanding receivable from Min Huang consisted of capital advances and lending. These amounts were due on demand and were non-interest bearing.

Amounts due to related parties

	2016	2015
Peng Qiu	$3,484,730	$2,869,834
Yi Sheng Qiu	519,988	556,262
	$4,004,718	$3,426,096

The outstanding receivables from Peng Qiu and Yi Sheng Qiu consist of working capital advances and borrowings. These amounts are due on demand and are non-interest bearing.

Advances and prepayments to suppliers

	2016	2015
Wan An Fu Zhi Yuan Cha Ye Ltd. Co.	$8,938	$-

The advances and prepayments to suppliers account includes an outstanding balance paid to Wan An Fu Zhi Yuan Cha Ye Ltd. Co. for the purchase of tea leaves, a primary raw material, in the normal course of business. These amounts are due on demand and are non-interest bearing. The advances and prepayments to suppliers account balance is reduced when the Company takes physical delivery of the inventory.

Accounts Payables

	2016	2015
Wan An Huan Sheng Biomass Energy Ltd. Co.	$73,377	$-

The accounts payables to related party includes an outstanding balance payable to Wan An Huan Sheng Biomass Energy Ltd. Co. for purchases of raw materials in the normal course of business.